Subordinated Liabilities - Undated (Parenthetical) (Details) ¥ in Millions, £ in Millions, $ in Millions		Dec. 31, 2018 GBP (£)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)
Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 44,037,099			£ 35,923,730
6% Callable Perpetual Core Tier One Notes | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		6.00%	6.00%	6.00%
6.86% Callable Perpetual Core Tier One Notes (USD 179m) | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		6.86%	6.86%	6.86%
Notional amount				$ 179
6.3688% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		6.3688%	6.3688%	6.3688%
14% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		14.00%	14.00%	14.00%
5.3304% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		5.3304%	5.3304%	5.3304%
7.7% Undated Subordinated Notes (USD 99m)
Disclosure of detailed information about borrowings [line items]
Interest rate		7.70%	7.70%	7.70%
Notional amount				$ 99
7.7% Undated Subordinated Notes (USD 99m) | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.70%	7.70%	7.70%
Notional amount				$ 99
8.25% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Interest rate		8.25%	8.25%	8.25%
8.25% Undated Subordinated Notes | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		8.25%	8.25%	8.25%
7.125% Undated Subordinated Notes | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.125%	7.125%	7.125%
6.125% Undated Subordinated Notes | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		6.125%	6.125%	6.125%
Junior Undated Floating Rate Notes (USD 38m) | Floating interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 38
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m) | Floating interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	[1]			167
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m) | Floating interest rate [member] | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	[1]			$ 295
9.25% Perpetual Subordinated Bonds (ex-Woolwich PLC) | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		9.25%	9.25%	9.25%
9% Permanent Interest Bearing Capital Bonds | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		9.00%	9.00%	9.00%
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m) | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		5.03%	5.03%	5.03%
Notional amount | ¥			¥ 8,000
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m) | Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		5.00%	5.00%	5.00%
Notional amount | ¥			¥ 12,000

[1]

F ollowing a review, these instruments are deemed to have characteristics that would qualify them as subordinated liabilities rather than equity. They have subsequently been reclassified in December 2018 resulting in a £294m movement.